MetLife MSCI EAFE Index Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	31.02%	8.62%	8.04%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	30.70%	8.35%	7.76%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	30.78%	8.45%	7.87%
Class G
Prospectus [Line Items]
Average Annual Return, Percent	30.71%	8.30%	7.71%